SUPPLEMENT DATED JUNE 5, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The paragraph beginning with "The Dreyfus Corporation..." on page 37 of the

Prospectus, is hereby deleted in its entirety and modified to read as follows:

"The Dreyfus Corporation serves as the investment adviser for the Dreyfus Socially Responsible Growth Fund, Inc."

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This Supplement must be accompanied by or read in conjunction with a current Prospectus dated May 1, 2002 for the Advantage III Variable Annuity.